Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Statutory Reserve	Retained earnings	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2022		$ 37,370,297	$ 8,567,722	$ 88,227,757	$ (1,287,954)	$ 132,877,822
Balance (in Shares) at Dec. 31, 2022	47,973,428
Net income				14,009,913		14,009,913
Appropriated statutory surplus reserves			1,868,227	(1,868,227)
Foreign currency translation adjustment					(3,831,082)	(3,831,082)
Balance at Dec. 31, 2023		37,370,297	10,435,949	100,369,443	(5,119,036)	143,056,653
Balance (in Shares) at Dec. 31, 2023	47,973,428
Net income				11,249,703		11,249,703
Issuance of ordinary shares		8,200,000				8,200,000
Issuance of ordinary shares (in Shares)	2,050,000
Offering cost incurred for initial public offering		(2,572,994)				(2,572,994)
Appropriated statutory surplus reserves			1,651,117	(1,651,117)
Foreign currency translation adjustment					(4,188,370)	(4,188,370)
Balance at Dec. 31, 2024		42,997,303	12,087,066	109,968,029	(9,307,406)	155,744,992
Balance (in Shares) at Dec. 31, 2024	50,023,428
Net income				7,913,888		7,913,888
Issuance of ordinary shares		1,230,000				1,230,000
Issuance of ordinary shares (in Shares)	307,500
Offering cost incurred for over-allotment option		(100,056)				(100,056)
Appropriated statutory surplus reserves			1,493,564	(1,493,564)
Foreign currency translation adjustment					7,088,792	7,088,792
Balance at Dec. 31, 2025		$ 44,127,247	$ 13,580,630	$ 116,388,353	$ (2,218,614)	$ 171,877,616
Balance (in Shares) at Dec. 31, 2025	50,330,928